Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Dividend Incomes from the Equity Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	₩ 0	₩ 7,478
From the equity securities held	36,675	26,326
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	7,106
From the equity securities held	976	300
Equity investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	0
From the equity securities held	0	114
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	372
From the equity securities held	20,658	19,035
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	0
From the equity securities held	₩ 15,041	₩ 6,877